Schedule of other current assets (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit	$ 40,495	$ 52,693	$ 36,851	$ 48,108	$ 43,250
Prepayment	35,744	46,511	33,736	44,042	20,898
Other current assets	4,704	6,122	36,959	48,250	1,008
Total other current assets	$ 80,943	$ 105,326	$ 107,546	$ 140,400	$ 65,156